CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 79,764,430	$ 515,734
Accounts receivable, net	3,138,603	421,059
Due from related parties	0	67,781
Contract assets	1,617,231	85,930
Inventories	6,957,776	107,939
Prepaid expenses and Other current assets	5,872,758	496,745
Total current assets	97,350,798	1,695,188
Non-current assets:
Goodwill	30,030,498	0
Intangibles, net	23,343,586	0
Property, plant and equipment, net	8,584,988	198,737
Other non-current assets	2,475,346	136
Deferred tax assets	1,245,539	0
Total non-current assets	65,679,957	198,873
Total assets	163,030,755	1,894,061
Current liabilities:
Trade payables	4,837,369	881,394
Due to related parties	0	1,114,659
Deferred income from grants, current	205,212	158,819
Contract liabilities	1,118,130	167,761
Other current liabilities	12,513,770	904,379
Income tax payable	195,599	201,780
Total current liabilities	18,870,080	3,428,792
Non-current liabilities:
Warrant liability	10,373,264	0
Deferred tax liabilities	2,499,920	0
Defined benefit obligation	90,066	33,676
Deferred income from grants, non-current	0	182,273
Other long-term liabilities	995,634	42,793
Total non-current liabilities	13,958,884	258,742
Total liabilities	32,828,964	3,687,534
Commitments and contingent liabilities
Stockholders' equity / (deficit)
Common stock ($0.0001 par value per share; Shares authorized: 110,000,000 at December 31, 2021 and December 31, 2020; Issued and outstanding: 51,253,591 and 25,033,398 at December 31, and December 31, 2020, respectively)	5,125	2,503
Preferred stock ($0.0001 par value per share; Shares authorized: 1,000,000 at December 31, 2021 and December 31, 2020; nil issued and outstanding at December 31, 2021 and December 31, 2020	0	0
Additional paid-in capital	164,894,039	10,993,762
Accumulated other comprehensive (loss) / income	(1,272,513)	111,780
Accumulated deficit	(33,424,860)	(12,901,518)
Total stockholders' equity / (deficit)	130,201,791	(1,793,473)	[1]
Total liabilities and stockholders' equity	$ 163,030,755	$ 1,894,061

[1]	The amounts have been retroactively restated to give effect to the recapitalization transaction.